Nuveen Exchange-Traded Funds
May 31, 1997
Annual Report

Dependable, tax-free income to help you keep more of what you earn.

NPG
Georgia

NMY
Maryland

NNC
North Carolina

NPV
Virginia

Photographic image of woman and man in canoe on lake.

Build Your Wealth Automatically


Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to add to your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.

Nuveen exchange-traded funds dividend reinvestment plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.

By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own. Income or capital gains taxes may be payable on dividends or distributions that are reinvested.

The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase
                                              (continued on inside back cover)

Screen of photo on cover (woman and man in canoe on lake).

Contents
  2  Dear Shareholder

  4  Answering Your Questions

  6  Georgia Premium Income
     Fund Overview

  7  Maryland Premium Income
     Fund Overview

  8  North Carolina Premium Income
     Fund Overview

  9  Virginia Premium Income
     Bond Fund Overview

 10  Financial Section

 47  Shareholder Information

 48  Fund Information

Dear Shareholder

Photographic image of Timothy R. Schwertfeger, CEO.

"In addition to substantial returns, shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."


It's a pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, the funds covered in this report posted sizable gains. For the fiscal year ended May 31, 1997, the value of your investment rose between 10.08% and 12.01% if you chose to reinvest your tax-free income dividends.

Over this 12-month period, the total return performance for these funds outpaced the 8.28% increase (with income reinvested) produced by the Lehman Brothers Municipal Bond Index, which represents the broad municipal bond market on an unmanaged basis. Similarly, the leveraged, municipal bond funds tracked by Lipper Analytical Services rose an average of 7.43% over the past year.

In addition to substantial returns, shareholders in these funds continue to enjoy very attractive current yields generated by portfolios of quality bonds, which provide excellent income for investors. As of May 31, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on net asset value that ranged from 5.42% to 5.67%. To match these yields, investors in the 31% federal income tax bracket would have had to earn at least 7.86% on taxable alternatives of comparable quality.

These results were produced against a backdrop of continued economic expansion and the lowest unemployment rates in almost two decades, a combination that in the past has foreshadowed an increase in inflation. In March, the Federal Reserve made a preemptive strike by raising short-term interest rates by 0.25%, but then maintained the status quo at its May and July meetings. Overall market returns continue to be good, but fear of inflation has hampered the performance of municipals and led to increased volatility in both the equity and bond markets.

In the first six months of the year, the markets also focused on fiscal issues, including the federal budget accord and discussion of plans to reduce taxes and eliminate the deficit. The economy appeared to be moderating, corporate earnings reports continued to exhibit strength, and interest rates fell in the second quarter. All of this was positive news. The net effect is that the markets are better off now than at the beginning of the year, but the volatility in getting there has been significant.

Currently, the need for diversification and a renewed emphasis on asset allocation - as well as attractive yields - have sparked increased interest in tax-free investments. The rapid rise in the stock market reminds investors to re-allocate profits to other segments of the market in order to limit risk. Nuveen exchange-traded funds provide an excellent alternative, and their current yields make them very attractive in relation to the rest of the market. In the past month, these yields have reached 80% of those offered by Treasuries, a very appealing ratio given the tax advantage provided by municipal bonds. We have also seen the discounts on many funds narrow dramatically, with the average state fund now trading at a premium of 1.18%. Consideration of these factors is leading investors to take another look at tax-free municipal bond funds and lock in at current rates.

On behalf of everyone at Nuveen, I thank you for your confidence in us and our family of investments. We will continue to strive to provide you with high-quality investments that withstand the test of time. We look forward to reporting to you again in six months.

Sincerely,


Timothy R. Schwertfeger
Chairman of the Board

July 15, 1997

Answering Your Questions

Photographic image of Tom Spalding, Portfolio Manager.

Tom Spalding, head of Nuveen's Chicago-based portfolio management team, talks about the municipal bond market and offers insights into factors that affected fund performance over the past year.

What are the investment objectives of these funds?
The primary investment objective of these funds is to maintain a high level of current tax-free income consistent with preservation of capital. Their secondary objective is to enhance portfolio value through investments in tax-exempt municipal bonds that are either underrated or undervalued, or that represent undervalued sectors of the municipal market.

What is your strategy for meeting these objectives?
To meet these funds' objectives of income and enhanced value, our portfolio management strategy relies on conservative value investing principles, sound research and credit surveillance activities, and senior management involvement. At Nuveen, value investing means taking a fundamental approach to finding bonds that offer the best balance of return with low risk regardless of the direction of interest rates. This approach focuses on the characteristics of individual bonds, such as the sector, geographic region, structure and intrinsic credit quality. The idea behind this philosophy is that we, as investment managers, can control the selection process, but not the direction of the market overall.

Our goal is to determine whether an issue is undervalued by the market, that is, whether the bond's current market value, or price, is lower than its long-term value, as evidenced by yield, maturity and credit quality. We also assess whether the issue has the potential to reach that intrinsic value. For example, we may find an opportunity to purchase bonds that offer extended call protection at prices similar to those with shorter calls. If rates move down, the bonds with longer call protection will appreciate in value more than those with shorter calls. Value determinations require in-depth knowl edge and understanding of the municipal market, the issuers, and the characteristics of specific issues. Proper implementation of this strategy creates well-constructed portfolios designed to provide shareholders with a dependable stream of tax-free income.

What role does research play in helping you achieve the funds' objectives?
As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. Creditworthiness is evaluated through our research into factors such as the credit history of the issuer, capital structure, total debt load, revenue sources and projections, call provisions, and local economic forecasts. To track the credit performance of individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research team to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current outlook for the municipal market?
As we make our way through the seventh year of the current economic expansion, some observers believe that a fundamental shift may have occurred in our economy. Based on past experience and months of reports of economic growth, especially employment statistics, the markets have long been anticipating an increase in inflation. However, even with almost full employment, we have not seen the expected rise in hourly wages that would be considered inflationary. This change in the traditional economic cause-and-effect relationship has been variously attributed to the globalization of the economy, to increased use of technology and to corporations' recent ability to downsize as necessary. Whatever the cause, inflation has not ignited. Although structural changes in the economy appear to have suspended the relationship between faster growth and higher inflation, the risk remains that inflation may reassert itself if capacity constraints are reached and resources are stretched too thin.

Speculation of Fed tightening may continue. If the Fed does act to increase rates, it will be perceived as a pre-emptive move against inflation. If the Fed does not tighten, it will be seen as an indication that the economy is moving at a moderate, non-inflationary pace.

Nonetheless, for the remainder of 1997, the municipal market will continue to offer the attractive yields and tax advantages that make it a good alternative if and when a correction in the stock market occurs. While money continues to flow into equity mutual funds, investors are also beginning to evaluate the effect of the huge run-up in stock prices on their asset allocation, and many are rebalancing their portfolios by shifting some assets into bonds.

Georgia Premium Income
NPG

NPG
Pie Chart:
Credit Quality
BBB/NR       5%
A           14%
AA          21%
AAA         60%

Pie Chart:
Diversification
Escrowed Bonds                8%
Educational Facilities        8%
General Obligations          20%
Transportation                4%
Housing Facilities           17%
Health Care Facilities       13%
Other                         4%
Pollution Control            10%
Water & Sewer                11%
Utilities                     5%

Bar Chart:
Dividend History
June 1996              .0635
July 1996              .0635
August 1996            .0635
September 1996         .0635
October 1996           .0635
November 1996          .0635
December 1996          .0635
January 1997           .0635
February 1997          .065
March 1997             .065
April 1997             .065
May 1997               .065


Fund Highlights
------------------------------------------------------
Inception Date                                    5/93
------------------------------------------------------
Share Price                                     13 7/8
------------------------------------------------------
Net Asset Value                                $13.70
------------------------------------------------------
Current Yield                                    5.62%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.14%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.65%
------------------------------------------------------
Annualized Total Return at NAV
------------------------------------------------------
1-Year                                          11.53%
------------------------------------------------------
3-Year                                           9.88%
------------------------------------------------------
Inception                                        5.10%
------------------------------------------------------
Taxable Equivalent Total Return(2)
------------------------------------------------------
1-Year                                          14.80%
------------------------------------------------------
3-Year                                          13.06%
------------------------------------------------------
Inception                                        8.08%
------------------------------------------------------

1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 35%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Maryland Premium Income
NMY

NMY
Pie Chart:
Credit Quality
BBB/NR    4%
A        18%
AA       24%
AAA      54%

Pie Chart:
Diversification
Transportation             8%
Housing Facilities        20%
Lease Rental               5%
General Obligations       17%
Health Care Facilities    13%
Educational Facilities     8%
Other                     20%
Pollution Control          9%

Bar Chart:
Dividend History
June 1996               .0615
July 1996               .0615
August 1996             .0615
September 1996          .0615
October 1996            .0615
November 1996           .064
December 1996           .064
January 1997            .064
February 1997           .064
March 1997              .064
April 1997              .064
May 1997                .064

Fund Highlights
------------------------------------------------------
Inception Date                                    3/93
------------------------------------------------------
Share Price                                     13 5/8
------------------------------------------------------
Net Asset Value                                $13.76
------------------------------------------------------
Current Yield                                    5.64%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       8.17%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State(1)   8.61%
------------------------------------------------------
Annualized Total Return at NAV
------------------------------------------------------
1-Year                                          10.08%
------------------------------------------------------
3-Year                                           8.78%
------------------------------------------------------
Inception                                        4.95%
------------------------------------------------------
Taxable Equivalent Total Return(2)
------------------------------------------------------
1-Year                                          13.17%
------------------------------------------------------
3-Year                                          11.86%
------------------------------------------------------
Inception                                        7.82%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 34.5%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 34.5%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

North Carolina Premium Income
NNC

NNC
Pie Chart:
Credit Quality
BBB/NR     9%
A         22%
AA        35%
AAA       34%

Pie Chart:
Diversification
Escrowed Bonds                6%
Health Care Facilities       21%
Pollution Control             8%
Lease Rental                 12%
Utilities                    11%
Other                         6%
Water & Sewer                 8%
Housing Facilities           13%
Educational Facilities        7%
General Obligations           8%


Bar Chart
Dividend History
June 1996                   .06
July 1996                   .06
August 1996                 .063
September 1996              .063
October 1996                .063
November 1996               .066
December 1996               .066
January 1997                .066
February 1997               .066
March 1997                  .066
April 1997                  .066
May 1997                    .066


Fund Highlights
------------------------------------------------------
Inception Date                                    5/93
------------------------------------------------------
Share Price                                     14 5/8
------------------------------------------------------
Net Asset Value                                 $13.50
------------------------------------------------------
Current Yield                                    5.42%
------------------------------------------------------
Taxable Equivalent Yield (Federal Only)(1)       7.86%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.54%
------------------------------------------------------
Annualized Total Return at NAV
------------------------------------------------------
1-Year                                          12.01%
------------------------------------------------------
3-Year                                           9.11%
------------------------------------------------------
Inception                                        4.51%
------------------------------------------------------
Taxable Equivalent Total Return(2)
------------------------------------------------------
1-Year                                          15.57%
------------------------------------------------------
3-Year                                          12.49%
------------------------------------------------------
Inception                                        7.65%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 36.5%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 36.5%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Virginia Premium Income
NPV

NPV
Pie Chart:
Credit Quality
BBB/NR      4%
A          24%
AA         43%
AAA        29%

Pie Chart:
Index Comparison
Pollution Control        5%
Water & Sewer           19%
Educational Facilities   8%
General Obligations     11%
Lease Rental             3%
Health Care Facilities  16%
Escrowed Bonds           5%
Other                   14%
Housing Facilities      15%
Transportation           4%


Bar Chart
Dividend History
June 1996                     .066
July 1996                     .066
August 1996                   .067
September 1996                .067
October 1996                  .067
November 1996                 .0685
December 1996                 .0685
January 1997                  .0685
February 1997                 .0685
March 1997                    .0685
April 1997                    .0685
May 1997                      .0685


Fund Highlights
------------------------------------------------------
Inception Date                                    3/93
------------------------------------------------------
Share Price                                     14 1/2
------------------------------------------------------
Net Asset Value                                $14.04
------------------------------------------------------
Current Yield                                    5.67%
------------------------------------------------------
Taxable Equivalent Yield (Federal)(1)            8.22%
------------------------------------------------------
Taxable Equivalent Yield (Federal and State)(1)  8.72%
------------------------------------------------------
Annualized Total Return at NAV
------------------------------------------------------
1-Year                                          11.49%
------------------------------------------------------
3-Year                                           9.54%
------------------------------------------------------
Inception                                        5.78%
------------------------------------------------------

Taxable Equivalent Total Return(2)
------------------------------------------------------

1-Year                                          14.86%
------------------------------------------------------
3-Year                                          12.88%
------------------------------------------------------
Inception                                        8.89%
------------------------------------------------------
1 Taxable equivalent rate represents the yield on a taxable investment necessary to equal the after-tax yield of the Nuveen fund. The federal only rate is based on the current yield and a federal tax rate of 31%. The rate shown for federal and state highlights the added value of owning shares that are also exempt from state taxes. It is based on a combined federal and state tax rate of 35%.

2 Taxable equivalent total return is based on the annualized total return figures above and a combined federal and state income tax rate of 35%. It represents the return on a taxable investment necessary to equal the after-tax return of the Nuveen fund.

Photographic image of two people in boat.

Financial Section
     Contents

11   Portfolio of Investments

31   Statement of Net Assets

33   Statement of Operations

35   Statement of Changes in Net Assets

37   Notes to Financial Statements

44   Financial Highlights

46   Report of Independent Auditors

Screen of photo on cover (woman and man in canoe on lake).

Portfolio of Investments
Nuveen Georgia Premium Income Municipal Fund (NPG)
  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  2,995,000   Georgia Housing and Finance Authority, Single Family  12/04 at 102       AA+    $ 3,085,419
                  Mortgage Bonds, 1994 Series A (FHA Insured or VA
                  Guaranteed Mortgage Loans), 6.500%, 12/01/17
                  (Alternative Minimum Tax)

     500,000   Georgia Housing and Finance Authority, Single Family   6/06 at 102       AA+        515,090
                  Mortgage Bonds, 1996 Series A, Subseries A-2,
                  6.450%, 12/01/27 (Alternative Minimum Tax)

   1,900,000   Municipal Electric Authority of Georgia, General Power 1/03 at 100       Aaa      1,846,344
                  Revenue Bonds, 1992B Series, 5.500%, 1/01/18

   3,000,000   Hospital Authority of Albany-Dougherty County,         9/03 at 102      Aaa      3,001,650
                  Georgia, Revenue Bonds (Phoebe Putney Memorial
                  Hospital), Series 1993, 5.70%, 9/01/13

   3,115,000   City of Albany (Georgia), Sewerage System Revenue      7/02 at 102       Aaa      3,443,695
                  Bonds, Series 1992, 6.625%, 7/01/17
                  (Pre-refunded to 7/01/02)

   2,500,000   City of Albany (Georgia), Sewerage System Revenue      7/07 at 102       Aaa      2,488,875
                  Bonds, Series 1997, 5.600%, 7/01/19

   1,175,000   City of Atlanta, Georgia, General Obligation School   12/03 at 102        Aa      1,171,358
                  Improvement Bonds, Series 1993, 5.600%, 12/01/18

     500,000   City of Atlanta (Georgia), General Obligation Bonds   12/04 at 102        Aa        519,535
                  Public Improvement Bonds, Series 1994A,
                  6.100%, 12/01/19

   1,000,000   City of Atlanta, Georgia Airport Facilities Revenue   No Opt. Call       Aaa      1,120,820
                  Refunding Bonds, Series 1994A, 6.500%, 1/01/09

   1,500,000   City of Atlanta, Airport Facilities Revenue Bonds,     1/01 at 102       Aaa      1,542,870
                  Series 1990, 6.250%, 1/01/21 (Alternative
                  Minimum Tax)

   1,000,000   Downtown Development Authority of the City of Atlanta 10/02 at 102        Aa      1,053,000
                  (Georgia), Refunding Revenue Bonds (Underground
                  Atlanta Project), Series 1992, 6.250%, 10/01/12

   3,000,000   Solid Waste Management Authority of the City of       12/06 at 100        Aa      2,882,160
                  Atlanta Revenue Bonds (Landfill Closure Project),
                  Series 1996, 5.250%, 12/01/21

               Urban Residential Finance Authority of the City of
                  Atlanta, Georgia, Dormitory Facility Refunding
                  Revenue Bonds (Morehouse College Project), Series
                  1995:
   1,210,000      5.750%, 12/01/20                                   12/05 at 102       Aaa      1,219,958
   1,375,000      5.750%, 12/01/25                                   12/05 at 102       Aaa      1,386,316

   3,450,000   City of Atlanta, Georgia, Water and Sewerage Revenue   1/04 at 102        A1      3,229,304
                  Bonds, Series 1993, 5.000%, 1/01/15

   3,000,000   Development Authority of Burke County, Pollution       1/03 at 103       Aaa      3,504,480
                  Control Revenue Refunding Bonds (Oglethorpe Power
                  Corporation Vogtle Project), Series 1992,
                  7.700%, 1/01/06

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  2,000,000   Development Authority of Cartersville (Georgia),       5/07 at 102      AA-    $ 2,031,540
                  Sewage Facilities Refunding Revenue Bonds (Anheuser-
                  Busch Project), Series 1997, 6.125%, 5/01/27 (Alternative
                  Minimum Tax)

   2,000,000   Clayton County Housing Authority, Multifamily Housing No Opt. Call      Baa1      2,026,680
                  Revenue Bonds, Spring Lake Apartments Project,
                  8.125%, 12/01/05 (Mandatory put 12/01/97)

   1,145,000   Housing Authority of Clayton County (Georgia),        12/05 at 102       AAA      1,143,534
                  Multifamily Housing Revenue Bonds, Series 1995
                  (The Advantage Project), 5.800%, 12/01/20

   1,250,000   Cobb-Marietta Coliseum and Exhibit Hall Authority     No Opt. Call       Aaa      1,273,950
                  (Georgia), Revenue Refunding Bonds, Series 1993,
                  5.500%, 10/01/12

   1,000,000   The Medical Center Hospital Authority (Columbus,      No Opt. Call       AAA      1,204,760
                  Georgia), Revenue Anticipation Certificates,
                  Series 1979, 7.750%, 7/01/10

   1,555,000   Development Authority of DeKalb County Revenue        10/04 at 102       Aa1      1,625,473
                  Bonds (Emory University Project), Series 1994-A,
                  6.000%, 10/01/14

   3,400,000   Housing Authority of the County of DeKalb, Georgia,    1/05 at 102       Aaa      3,595,330
                  Multifamily Housing Revenue Bonds (The Lakes at
                  Indian Creek Apartments Project), Series 1994,
                  7.150%, 1/01/25 (Alternative Minimum Tax)

     995,000   Housing Authority of the City of Decatur, Mortgage     7/02 at 102       Aaa      1,022,780
                  Revenue Refunding Bonds, Series 1992A (FHA Insured
                  Mortgage Loan-Park Trace Apartments, Section 8
                  Assisted Project), 6.450%, 7/01/25

   2,000,000   Douglasville-Douglas County Water and Sewer Authority No Opt. Call       Aaa      2,043,280
                  (Georgia), Water and Sewerage Revenue Bonds,
                  Series 1993, 5.625%, 6/01/15

   1,100,000   Downtown Savannah Authority, Refunding Revenue         1/03 at 102        Aa      1,060,532
                  Bonds, Chatham County Projects, Series 1993A,
                  5.000%, 1/01/11

   2,000,000   Fulco Hospital Authority, Revenue Anticipation         9/02 at 102      Baa1      2,038,760
                  Certificates (Georgia Baptist Health Care System
                  Project), Series 1992A, 6.375%, 9/01/22

     540,000   Housing Authority of Fulton County, Georgia, Single    3/05 at 102       AAA        552,026
                  Family Mortgage Revenue Bonds (GNMA
                  Mortgage-Backed Securities Program), Series 1995A,
                  6.550%, 3/01/18 (Alternative Minimum Tax)

     500,000   Fulton County School District, General Obligation     No Opt. Call        Aa        558,690
                  Refunding Bonds, Series 1991, 6.375%, 5/01/17

   2,000,000   The Fulton-DeKalb Hospital Authority (Georgia),        7/03 at 102      Aaa      1,943,260
                  Revenue Refunding Certificates, Series 1993,
                  5.500%, 1/01/20

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  1,965,000   The Hospital Authority of Hall County and the City of 10/05 at 102       Aaa    $ 2,011,158
                  Gainsville, Revenue Anticipation Certificates
                  (Northeast Georgia Healthcare Project), Series 1995,
                  6.000%, 10/01/25

   3,000,000   The Glynn-Brunswick Memorial Hospital Authority,       8/06 at 102       Aaa      2,918,550
                  Revenue Anticipation Certificates (Southeast
                  Georgia Health Systems Project), Series 1996,
                  5.250%, 8/01/13

   1,500,000   Housing Authority of the City of Marietta, Georgia,   10/06 at 102       AAA      1,507,200
                  Multifamily Housing Revenue Bonds (GNMA
                  Collateralized - Country Oaks Apartments), Series
                  1996, 6.150%, 10/20/26 (Alternative Minimum Tax)

   1,750,000   Metropolitan Atlanta Rapid Transit Authority           7/98 at 102       Aaa      1,859,532
                  (Georgia), Sales Tax Revenue Bonds, Series J,
                  8.000%, 7/01/12 (Pre-refunded to 7/01/98)

   1,000,000   Metropolitan Atlanta Rapid Transit Authority          No Opt. Call       Aaa      1,099,420
                  (Georgia), Sales Tax Revenue Bonds, Refunding
                  Series P, 6.250%, 7/01/20

   1,000,000   City of Milledgeville (Georgia), Water and Sewerage   No Opt. Call       Aaa      1,068,960
                  Revenue and Refunding Bonds, Series 1996,
                  6.000%, 12/01/21

   2,000,000   Development Authority of Monroe County (Georgia),      9/99 at 102        A1      2,050,600
                  Pollution Control Revenue Bonds (Gulf Power
                  Company Plant Scherer Project), First Series 1994,
                  6.300%, 9/01/24

   1,750,000   Municipal Electric Authority of Georgia, Project One  No Opt. Call        A+      1,914,185
                  Special Obligation Bonds, Fifth Crossover Series,
                  6.400%, 1/01/09

   1,800,000   Private Colleges and Universities Authority Revenue    6/03 at 102        Aa      1,802,286
                  Bonds (Georgia) (Agnes Scott College Project),
                  Series 1993, 5.625%, 6/01/23

   3,000,000   County Board of Education of Richmond County (Georgia), 5/98 at 100      Aaa      3,006,870
                  General Obligation School Bonds, Series 1997,
                  5.950%, 11/01/26

   3,500,000   Commonwealth of Puerto Rico, Public                7/06 at 101 1/2         A      3,337,145
                  Improvement Bonds of 1996 (General
                  Obligation Bonds), 5.400%, 7/01/25

     500,000   Puerto Rico Highway and Transportation Authority,  7/03 at 101 1/2         A        465,525
                  Highway Revenue Bonds (Series W), 5.250%, 7/01/20
----------------------------------------------------------------------------------------------------------
$ 75,470,000   Total Investments - (cost $74,315,118) - 98.1%                                   77,172,900
============                                                                                   -----------
               Temporary Investments In Short-Term
               Municipal Securities - 0.2%

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$    200,000   Development Authority of Burke County (Georgia),                      VMIG-1     $  200,000
============      Georgia Power Company Plant Vogtle Project, Second                            ----------
                  Series 1994, Variable Rate Demand Bonds, 4.000%, 7/01/24+

               Other Assets Less Liabilities - 1.7%                                              1,323,996
                                                                                               -----------
               Net Assets - 100%                                                               $78,696,896
               ===========================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Maryland Premium Income Municipal Fund (NMY)
  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
               Washington Metropolitan Area Transit Authority (District
                  of Columbia), Gross Revenue Transit Refunding Bonds,
                  Series 1993:
$  1,000,000      4.800%, 1/01/04                                    No Opt. Call       Aaa    $   997,340
   2,000,000      6.000%, 7/01/07                                    No Opt. Call       Aaa      2,159,280
   1,500,000      5.250%, 7/01/14                                     1/04 at 102       Aaa      1,459,530

   1,500,000   Community Development Administration, Department of    4/99 at 100        Aa      1,533,810
                  Economic and Community Development, State of
                  Maryland, Single Family Program Bonds, 1986 Third
                  Series, 7.250%, 4/01/16

   1,150,000   Community Development Administration, Department of    5/03 at 102        Aa      1,189,043
                  Housing and Community Development, State of
                  Maryland, Multi-Family Housing Revenue Bonds
                  (Insured Mortgage Loans), 1993 Series B,
                  6.625%, 5/15/23

   1,000,000   Community Development Administration, Department of    5/02 at 102        Aa      1,036,250
                  Housing and Community Development, State of
                  Maryland, Multi-Family Housing Revenue Bonds
                  (Insured Mortgage Loans), 1992 Series A,
                  6.850%, 5/15/33 (Alternative Minimum Tax)

   1,750,000   Community Development Administration, Department of    4/04 at 102        Aa      1,745,433
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1993 Third
                  Series, 4.950%, 4/01/06

    940,000    Community Development Administration, Department of    4/03 at 102        Aa        973,304
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1992 Fourth
                  Series, 6.800%, 4/01/22 (Alternative Minimum Tax)

  1,790,000    Community Development Administration, Department of    4/04 at 102        Aa      1,821,880
                  Housing and Community Development, State of
                  Maryland, Single Family Program, 1994 First
                  Series, 5.900%, 4/01/11

  1,000,000    Community Development Administration, Department of    4/04 at 102        Aa      1,039,440
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1994 Fourth
                  Series, 6.450%, 4/01/14

  2,650,000    Community Development Administration, Department of    4/04 at 102        Aa      2,760,532
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1994 Fifth
                  Series, 6.750%, 4/01/26 (Alternative Minimum Tax)

  1,000,000    Community Development Administration, Department of    4/99 at 102        Aa      1,031,890
                  Housing and Community Development, State of
                  Maryland, Single Family Program Bonds, 1989 Third
                  Series, 7.375%, 4/01/26 (Alternative Minimum Tax)

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  3,075,000   Community Development Administration, Department of    5/03 at 102        Aa    $ 3,105,812
                  Housing and Community Development, State of
                  Maryland, Multi-Family Housing Revenue Bonds (Insured
                  Mortgage Loans), 1993 Series D, 6.050%, 5/15/24

      25,000   Community Development Administration, Department of    8/97 at 100        Aa         25,104
                  Economic and Community Development, State of
                  Maryland, Multi-Family Revenue Bonds, Series 1985-B
                  (Insured Mortgage Loans), 8.750%, 5/15/05

   4,000,000   Department of Transportation of Maryland, County      No Opt. Call        Aa      3,983,480
                  Transportation Revenue Bonds, Series 1993,
                  4.600%, 12/15/02

   4,800,000   Department of Transportation of Maryland, Consolidated 9/02 at 102        Aa      4,631,904
                  Transportation Bonds, Series 1993, 4.625%, 9/15/07

   1,990,000   Maryland Economic Development Corporation (Health and  4/11 at 102       N/R      1,935,693
                  Mental Hygiene Providers Facilities Acquisition
                  Program), Revenue Bonds, Series 1996A,
                  7.625%, 4/01/21

   1,875,000   Maryland Health and Higher Educational Facilities      7/03 at 102        A1      1,871,400
                  Authority, Revenue Bonds, Good Samaritan Hospital
                  Issue, Series 1993, 5.750%, 7/01/19

   2,350,000   Maryland Health and Higher Educational Facilities      7/03 at 102       Aaa      2,358,249
                  Authority, Project and Refunding Revenue Bonds,
                  Sinai Hospital of Baltimore Issue, Series 1993,
                  5.500%, 7/01/13

   1,855,000   Maryland Health and Higher Educational Facilities      7/03 at 102       Aaa      1,769,114
                  Authority, Refunding Revenue Bonds, Francis Scott Key
                  Medical Center Issue, Series 1993, 5.000%, 7/01/13

   3,125,000   Maryland Health and Higher Educational Facilities      7/03 at 102      Baa1      2,859,844
                  Authority, Revenue Bonds, Howard County General
                  Hospital Issue, Series 1993, 5.500%, 7/01/25

               Maryland Health and Higher Educational Facilities
                  Authority, Refunding Revenue Bonds, John Hopkins
                  University Authority, Refunding Revenue Bonds, John
                  Hopkins University Issue, Series 1997:
   1,000,000      5.625%, 7/01/17 (WI)                                7/07 at 102       Aa2      1,002,550
   2,000,000      5.625%, 7/01/27 (WI)                                7/07 at 102       Aa2      1,991,260

   4,415,000   Maryland Stadium Authority, Sports Facilities Lease   12/99 at 102        Aa      4,797,913
                  Revenue Bonds, Series 1989D, 7.500%, 12/15/10
                  (Alternative Minimum Tax)

   4,955,000   Maryland Stadium Authority, Sports Facilities Lease    3/06 at 101       Aaa      4,993,104
                  Revenue Bonds, Series 1996, 5.750%, 3/01/18

               Maryland Transportation Authority, Special Obligation
                  Revenue Bonds, Baltimore/Washington International
                  Airport Projects, Series 1994-A (Qualified Airport
                  Bonds):
   5,500,000      6.250%, 7/01/14 (Alternative Minimum Tax)           7/04 at 102       Aaa      5,769,500
   2,580,000      6.400%, 7/01/19 (Alternative Minimum Tax)           7/04 at 102       Aaa      2,666,275

   1,500,000   Maryland Transportation Authority, Transportation      7/02 at 100        A1      1,508,760
                  Facilities  Projects, Revenue Bonds, Series 1992,
                  5.750%, 7/01/15

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  3,000,000   Maryland Transportation Authority, Transportation      7/01 at 102  A1    $ 3,282,750
                  Facilities Projects, Revenue Bonds, Series 1991,
                  6.500%, 7/01/06

   2,000,000   State of Maryland, General Obligation Bonds, State and 7/03 at 101 1/2   Aaa      1,940,180
                  Local Facilities Loan of 1993, Third Series (Capital
                  Improvement and Refunding Bonds), 4.600%, 7/15/07

               The Maryland-National Capital Park and Planning
                  Commission (Prince George's County, Maryland),
                  General Obligation Bonds, Park Acquisition and
                  Development Bonds, Series M-2:
     880,000      5.300%, 7/01/09                                     7/03 at 102        AA        890,516
     800,000      5.300%, 7/01/10                                     7/03 at 102        AA        804,192

   2,730,000   Anne Arundel County, General Obligation Bonds,         4/03 at 102       AA+      2,706,194
                  Consolidated Water and Sewer, Series 1993, Refunding
                  Series, 5.250%, 4/15/12

   4,000,000   Anne Arundel County, Maryland, Multifamily Housing    No Opt. Call      BBB+      4,196,760
                  Revenue Bonds (Woodside Apartments Project),
                  Series 1994, 7.450%, 12/01/24 (Alternative Minimum
                  Tax) (Mandatory put 12/01/03)

   6,000,000   Anne Arundel County, Maryland, Pollution Control       4/04 at 102         A      6,108,480
                  Revenue Refunding Bonds (Baltimore Gas and Electric
                  Company Project), Series 1994, 6.000%, 4/01/24

   2,000,000   Baltimore County, Maryland, General Obligation Bonds,  7/98 at 102       Aaa      2,091,020
                  Baltimore County Pension Funding Bonds, 1991
                  Refunding Series, 6.700%, 7/01/11

   2,000,000   Baltimore County, Maryland, General Obligation Bonds,  8/03 at 102       Aaa      1,915,660
                  Baltimore County Metropolitan District Bonds (64th
                  Issue), 4.900%, 8/01/11

   1,000,000   City of Baltimore, Maryland (Mayor and City           No Opt. Call        A1      1,165,870
                  Council of Baltimore), General Obligation
                  Serial Bonds, Consolidated Public Improvement
                  Bonds of 1989 - Series B, 7.150%, 10/15/08

               City of Baltimore, Maryland (Mayor and City Council of
                  Baltimore), General Obligation Consolidated Public
                  Improvement Refunding Bonds of 1993 -- Series D:
   1,130,000      6.000%, 10/15/03                                   No Opt. Call       Aaa      1,205,880
   1,305,000      6.000%, 10/15/05                                   No Opt. Call       Aaa      1,405,811
   1,415,000      6.000%, 10/15/06                                   No Opt. Call       Aaa      1,529,134

               Mayor and City Council of Baltimore (City of Baltimore,
                  Maryland), General Obligation Consolidated Public
                  Improvement Refunding Bonds of 1995 - Series A:
   1,200,000      7.375%, 10/15/03                                   No Opt. Call       Aaa      1,366,896
   5,000,000      7.250%, 10/15/04                                   No Opt. Call       Aaa      5,733,550

   1,000,000   City of Baltimore, Maryland (Mayor and City           No Opt. Call       Aaa      1,117,050
                  Council of Baltimore), General Obligation
                  Serial Bonds, Consolidated Public Improvement
                  Bonds of 1991 - Series C, 6.375%, 10/15/07

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  1,750,000   City of Baltimore, Maryland (Mayor and City Council   No Opt. Call       Aaa    $ 1,623,930
                  of Baltimore), Project and Refunding Revenue Bonds
                  (Water Projects), Series 1994-A, 5.000%, 7/01/24

   1,000,000   City of Baltimore, Maryland (Mayor and City Council    7/06 at 101       Aaa        983,560
                  of Baltimore), Project and Refunding Revenue Bonds
                  (Water Projects), Series 1996-A, 5.500%, 7/01/26

   3,000,000   Mayor and City Council of Baltimore, Maryland,         7/00 at 100       Aaa      3,178,470
                  Project and Refunding Revenue Bonds (Wastewater
                  Projects), Series 1990-A, 6.500%, 7/01/20
                  (Pre-refunded to 7/01/00)

   7,000,000   Calvert County, Maryland Pollution Control Revenue     7/04 at 102         A      6,982,640
                  Refunding Bonds (Baltimore Gas and Electric
                  Company Project), Series 1993, 5.550%, 7/15/14

   1,795,000   County Commissioners of Charles County, Maryland       5/05 at 102       AAA      1,864,125
                  Mortgage Revenue Refunding Bonds, Series 1995A
                  (Holly Station IV Townhouses Project - FHA Insured
                  Mortgage Loan), 6.450%, 5/01/26

               City of Gaithersburg, Maryland, Hospital Facilities
                  Refunding and Improvement Revenue Bonds (Shady Grove
                  Adventist Hospital), Series 1995:
   2,550,000      6.500%, 9/01/12                                    No Opt. Call       Aaa      2,862,834
   6,265,000      5.500%, 9/01/15                                     9/05 at 102       Aaa      6,246,518

               Howard County, Maryland, Mortgage Revenue
                  Refunding Bonds, Series 1996A (FHA Insured
                  Mortgage Loan - Normandy Woods III
                  Apartments Project):
     700,000      6.000%, 7/01/17                                     7/06 at 102       AAA        709,002
   2,000,000      6.100%, 7/01/25                                     7/06 at 102       AAA      2,022,360

   2,000,000   Housing Opportunities Commission of Montgomery         7/05 at 102        Aa      2,024,120
                  County (Montgomery County, Maryland),
                  Multifamily Housing Revenue Bonds, 1995
                  Series A, 5.900%, 7/01/15

   1,500,000   Housing Opportunities Commission of Montgomery         7/06 at 102       Aaa      1,491,645
                  County (Montgomery County, Maryland),
                  Multifamily Housing Revenue Bonds, 1996
                  Series B, 5.900%, 7/01/26

   2,000,000   Housing Opportunities Commission of Montgomery         7/04 at 102       Aa2      2,087,240
                  County (Montgomery County, Maryland), Single
                  Family Mortgage Revenue Bonds, 1994
                  Series A, 6.600%, 7/01/14

     815,000   Housing Opportunities Commission of Montgomery         7/97 at 100       Aa2        815,359
                  County (Maryland), Single Family Mortgage Revenue
                  Bonds, 1982 Series A, 7.000%, 7/01/14

   9,600,000   Montgomery County, Maryland, Solid Waste System        6/03 at 102       Aaa      9,839,904
                  Revenue Bonds (1993 Series A), 5.875%, 6/01/13
                  (Alternative Minimum Tax)

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  9,445,000   Morgan State University, Maryland, Academic Fees      No Opt. Call       Aaa    $10,225,818
                  and Auxiliary Facilities Fees, Revenue Refunding
                  Bonds, 1993 Series, 6.100%, 7/01/20

               Northeast Maryland Waste Disposal Authority, Resource
                  Recovery Revenue Refunding Bonds (Southwest Resource
                  Recovery Facility), Series 1993:
   1,625,000      6.900%, 1/01/00                                    No Opt. Call       Aaa      1,716,033
   3,000,000      7.150%, 1/01/04                                    No Opt. Call       Aaa      3,365,850
   4,675,000      7.200%, 1/01/05                                    No Opt. Call       Aaa      5,377,466

   1,000,000   Prince George's County, Maryland, General Obligation   3/03 at 102       Aaa      1,038,350
                  Bonds, Consolidated Public Improvement Bonds,
                  Series 1993, 5.750%, 3/15/09

   1,500,000   Prince George's County, General Obligation            No Opt. Call       Aaa      1,614,225
                  Consolidated Public Improvement Bonds,
                  Series 1997A, 6.000%, 3/15/05 (WI)

               Housing Authority of Prince George's County (Maryland),
                  Mortgage Revenue Refunding Bonds, Series 1993A
                  (Cherry Hill Apartments Project):
   1,090,000      5.900%, 9/20/10                                     9/03 at 102       AAA      1,115,735
   1,930,000      6.000%, 9/20/15                                     9/03 at 102       AAA      1,962,598

   1,000,000   Housing Authority of Prince George's County            1/03 at 102       AAA      1,024,790
                  (Maryland), Mortgage Revenue Refunding Bonds,
                  Series 1993A (GNMA Collateralized - Stevenson
                  Apartments Project), 6.350%, 7/20/20

   1,165,000   Housing Authority of Prince George's County            6/04 at 102       AAA      1,208,618
                  (Maryland), GNMA/FNMA Collateralized Single Family
                  Mortgage Revenue Bonds, Series 1994A, 6.350%, 6/01/11
                  (Alternative Minimum Tax)

   1,500,000   Housing Authority of Prince George's County           12/04 at 102       AAA      1,585,500
                  (Maryland), Mortgage Revenue Refunding Bonds,
                  Series 1995A (GNMA Collateralized - Riverview
                  Terrace Apartments Project), 6.700%, 6/20/20

               Housing Authority of Prince George's County (Maryland),
                  Mortgage Revenue Refunding Bonds, Series 1995A (GNMA
                  Collateralized - Overlook Apartments Project):
   2,000,000      5.700%, 12/20/15                                   12/05 at 102       AAA      1,997,660
   1,670,000      5.750%, 12/20/19                                   12/05 at 102       AAA      1,667,846

   5,000,000   Prince George's County, Maryland, Pollution Control    1/03 at 102        A1      5,232,700
                  Revenue Refunding Bonds (Potomac Electric Project),
                  1993 Series, 6.375%, 1/15/23

               Prince George's County, Maryland, Project and Refunding
                  Revenue Bonds (Dimensions Health Corporation Issue),
                  Series 1994:
   3,000,000      5.375%, 7/01/14                                     7/04 at 102         A      2,873,730
   6,000,000      5.300%, 7/01/24                                     7/04 at 102         A      5,550,060

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  5,750,000   Prince George's County, Maryland, Solid Waste          6/03 at 102       Aaa    $ 5,556,340
                  Management System Revenue Bonds, Series 1993,
                  5.250%, 6/15/13

   1,000,000   The Mayor and Council of Rockville (Maryland),         1/04 at 102       Aaa        992,890
                  Mortgage Revenue Refunding Bonds Series 1994A
                  (FHA Insured Mortgage Loan - The Summit Apartments
                  Project), 5.250%, 7/01/09

   1,000,000   City of Salisbury, Maryland, Mortgage Revenue         12/04 at 102       AAA      1,041,510
                  Refunding Bonds, Series 1995A (FHA Insured
                  Mortgage Loan - College Lane Apartments Project),
                  6.600%, 12/01/26

   3,000,000   University of Maryland System, Auxiliary Facility     10/03 at 101       AA+      2,918,700
                  and Tuition Revenue Bonds, 1993 Refunding
                  Series C, 5.000%, 10/01/10

   1,780,000   Washington County Sanitary District, Refunding         1/03 at 102       Aaa      1,757,999
                  Bonds of 1993, Series F (Guaranteed by the Full Faith
                  and Credit Pledge of the County Commissioners of
                  Washington County), 5.375%, 1/01/15

   1,000,000   Washington Suburban Sanitary District, Maryland       12/98 at 102       Aaa      1,062,380
                  (Montgomery and Prince George's Counties, Maryland),
                  Water Supply Bonds of 1988 (Third Series),
                  7.100%, 12/01/02 (Pre-refunded to 12/01/98)

               Washington Suburban Sanitary District, Maryland
                  (Montgomery and Prince George's Counties, Maryland),
                  General Construction Refunding Bonds of 1991
                  (Second Series):
   1,100,000      8.000%, 1/01/02                                    No Opt. Call       Aa1      1,249,831
   1,250,000      6.100%, 1/01/04                                     1/02 at 102       Aa1      1,338,100

   1,115,000   Washington Suburban Sanitary District, Maryland        6/02 at 102       Aa1      1,206,207
                  (Montgomery and Prince George's Counties, Maryland),
                  Water Supply Bonds of 1992, 6.200%, 6/01/09

   1,000,000   Washington Suburban Sanitary District, Maryland       12/03 at 102       Aa1        989,500
                  (Montgomery and Prince George's Counties, Maryland),
                  Water Supply Refunding Bonds of 1993,
                  5.250%, 12/01/11

   1,500,000   Washington Suburban Sanitary District, Maryland        6/03 at 102       Aa1      1,495,410
                  (Montgomery and Prince George's Counties, Maryland),
                  Sewage Disposal Bonds of 1993, 5.375%, 6/01/12

   1,000,000   Commonwealth of Puerto Rico, Public Improvement    7/07 at 101 1/2         A      1,024,570
                  Bonds of 1997, 6.000%, 7/01/26

   1,000,000   Puerto Rico Aqueduct and Sewer Authority, Revenue      7/98 at 102       AAA      1,062,435
                  Bonds, Series 1988A, 7.875%, 7/01/17
                  (Pre-refunded to 7/01/98)
----------------------------------------------------------------------------------------------------------
   2,200,000   Puerto Rico Public Buildings Authority,            7/03 at 101 1/2         A      2,198,636
                  Public Education and Health Facilities
                  Refunding Bonds, Series M, Guaranteed
                  by the Commonwealth of Puerto Rico,
                  5.750%, 7/01/15

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  1,000,000   Puerto Rico Electric Power Authority, Power Revenue    7/04 at 100      Baa1    $   963,880
                  Bonds, Series T, 5.500%, 7/01/20

   1,010,000   Puerto Rico Telephone Authority, Revenue Bonds,    1/03 at 101 1/2        A+        993,234
                  Series N, 5.500%, 1/01/22

$211,065,000   Total Investments - (cost $211,706,482) - 97.8%                                 216,617,945
============   Temporary Investments In Short-Term
               Municipal Securities - 0.2%

$    500,000   Maryland Health and Higher Educational Facilities                     VMIG-1        500,000
============      Authority, Kaiser Permanente Revenue Bonds,
                  1995 Series A, Variable Rate Demand Bonds,
                  3.850%, 7/01/15+                                                            ------------
               Other Assets Less Liabilities - 2.0%                                              4,360,270
                                                                                              ------------
               Net Assets - 100%                                                              $221,478,215
               ===========================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

(WI) Security purchased on a when-issued basis (see note 1 of the Notes to Financial Statements).

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen North Carolina Premium Income Municipal Fund (NNC)

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  4,090,000   Board of Governors of The University of North          2/06 at 102        AA    $ 3,866,891
                  Carolina, University of North Carolina Hospitals
                  at Chapel Hill Revenue Bonds, Series 1996,
                  5.250%, 2/15/26

   1,500,000   North Carolina Eastern Municipal Power             9/03 at 102 1/2      Baa1      1,444,725
                  Agency, PowerSystem Revenue Bonds,
                  Series 1985-G, 5.750%, 12/01/16

   5,000,000   North Carolina Eastern Municipal Power Agency, Power   1/03 at 102      Baa1      4,732,000
                  System Revenue Bonds, Series 1993-D,
                  5.600%, 1/01/16

     835,000   North Carolina Housing Finance Agency, Single Family   3/00 at 102        Aa        874,721
                  Revenue Bonds, Series-M (1985 Resolution), 7.850%,
                  9/01/28 (Alternative Minimum Tax)

   3,145,000   North Carolina Housing Finance Agency, Single Family   9/02 at 102        Aa      3,266,491
                  Revenue Bonds, Series V (1985 Resolution), 6.800%,
                  9/01/25 (Alternative Minimum Tax)

               North Carolina Housing Finance Agency, Multifamily
                  Revenue Bonds (1993 FHA Insured Mortgage Loan
                  Resolution), Series 1993:
     650,000      5.800%, 7/01/14                                     1/03 at 102        Aa        653,127
   1,000,000      5.900%, 7/01/26                                     1/03 at 102        Aa        997,180

   5,815,000   North Carolina Housing Finance Agency, Single Family   3/04 at 102        AA      6,036,203
                  Revenue Bonds, Series X (1985 Resolution), 6.700%,
                  9/01/26 (Alternative Minimum Tax)

   4,220,000   North Carolina Housing Finance Agency, Single Family   3/06 at 102        Aa      4,295,327
                  Revenue Bonds, Series HH (1985 Resolution), 6.300%,
                  3/01/26 (Alternative Minimum Tax)

   1,000,000   North Carolina Medical Care Commission Hospital        6/02 at 102        AA      1,009,370
                  Revenue Refunding Series 1992-A (North Carolina
                  Baptist Hospital Project), Variable Rate Demand Bonds,
                  6.000%, 6/01/22

   3,000,000   North Carolina Medical Care Commission, Hospital       5/02 at 102        AA      2,961,180
                  Revenue Refunding Bonds (Carolina Medicorp Project)
                  Series 1992, 5.500%, 5/01/15

   3,000,000   North Carolina Medical Care Commission Hospital        8/02 at 102       Aaa      3,189,810
                  Revenue Refunding Bonds, Series 1992-A (Alamance
                  Health Services Inc. Project), Variable Rate Demand
                  Bonds, 6.375%, 8/15/12

   2,855,000   North Carolina Municipal Power Agency Number 1,       No Opt. Call       Aaa      3,942,384
                  Catawba Electric Revenue Bonds, Series 1980,
                  10.500%, 1/01/10

   1,000,000   North Carolina Municipal Power Agency Number 1,        1/03 at 100        A-        971,420
                  Catawba Electric Revenue Bonds, Series 1992,
                  5.750%, 1/01/15

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
               State of North Carolina, State Education Assistance
                  Authority (A Political Subdivision of the State of
                  North Carolina), Guaranteed Student Loan Revenue
                  Bonds, 1995 Series A (Subordinate Lien):
$  1,000,000      6.050%, 7/01/10 (Alternative Minimum Tax)           7/05 at 102         A    $ 1,015,390
   2,400,000      6.300%, 7/01/15 (Alternative Minimum Tax)           7/05 at 102         A      2,452,824

   5,875,000   State of North Carolina, State Education Assistance    7/06 at 102         A      6,017,880
                  Authority (A Political Subdivision of the State of North
                  Carolina), Guaranteed Student Loan Revenue Bonds,
                  1996 Series C (Subordinate Lien), 6.350%, 7/01/16
                  (Alternative Minimum Tax)

   2,280,000   University of North Carolina, Chapel Hill Hospital     2/02 at 102        AA      2,315,545
                  Revenue Bonds, Series 1992, 6.000%, 2/15/24

   1,000,000   City of Asheville, North Carolina, Water System        8/06 at 102       Aaa      1,006,070
                  Revenue Bonds, Series 1996, 5.700%, 8/01/25

   4,250,000   Metropolitan Sewerage District of Buncombe County      7/03 at 102       Aaa      4,156,458
                  (North Carolina), Sewerage System Revenue Refunding
                  Bonds, Series 1993A, 5.500%, 7/01/22

               The Charlotte-Mecklenburg Hospital Authority (North
                  Carolina), Health Care System Revenue Bonds, Series 1992:
   2,500,000      5.750%, 1/01/12                                     1/02 at 102        AA      2,520,950
   5,090,000      6.250%, 1/01/20                                     1/02 at 102        AA      5,251,506

   6,000,000   City of Charlotte, North Carolina, Refunding          12/03 at 102       Aaa      5,663,820
                  Certificates of Participation (Convention
                  Facility Project), Series 1993C, 5.250%, 12/01/20

   1,000,000   City of Charlotte, North Carolina, Mortgage Revenue    1/03 at 105       Aaa      1,004,240
                  Refunding Bonds (FHA Insured Mortgage Loan -
                  Tryon Hills Apartments Project), Series 1993A,
                  5.875%, 1/01/25

   2,180,000   The City of Concord, North Carolina, Certificates of   6/06 at 102       Aaa      2,273,980
                  Participation, Series 1996A, 6.125%, 6/01/21

   3,000,000   Craven Regional Medical Authority, Insured            10/03 at 102       Aaa      2,988,960
                  Health Care Facilities Revenue Bonds, Series 1993
                  5.625%, 10/01/17

   3,725,000   County of Duplin, North Carolina, Certificates of      8/03 at 102       Aaa      3,640,294
                  Participation (Law Enforcement Project and Public
                  Schools Project), Series 1993, 5.250%, 8/01/14

   1,885,000   Local Government Commission of North Carolina, City    2/04 at 102       AAA      1,803,568
                  of Durham, North Carolina, Public Improvement Bonds,
                  Series 1994, 4.800%, 2/01/10

   3,970,000   Durham, North Carolina, Certificates of Participation, 7/02 at 102        AA      4,118,915
                  Water Utility Improvements, 6.375%, 7/15/12

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  7,000,000   City of Fayetteville, North Carolina, Public Works     3/03 at 100       Aaa    $ 6,418,720
                  Commission Revenue Refunding Bonds, Series 1993,
                  4.750%, 3/01/14

   1,000,000   City of Greensboro, North Carolina, Combined           6/05 at 102       AA-        973,590
                  Enterprise System Revenue Bonds, Series 1995A,
                  5.375%, 6/01/19

   3,500,000   The Haywood County Industrial Facilities and          12/05 at 102      Baa1      3,406,340
                  Pollution Control Financing Authority (North Carolina),
                  Environmental Improvement Revenue Bonds (Champion
                  International Corporation Project), Series 1995A,
                  5.750%, 12/01/25 (Alternative Minimum Tax)

   2,000,000   The Haywood County Industrial Facilities and Pollution 3/06 at 102      Baa1      2,016,220
                  Control Financing Authority, Variable Rate Demand
                  Pollution Control Refunding Revenue Bonds (Champion
                  International Corporation Project), Series 1995,
                  6.000%, 3/01/20

   1,300,000   The Mecklenburg County Industrial Facilities and      12/01 at 102        A+      1,278,381
                  Pollution Control Financing Authority (North
                  Carolina), Industrial Revenue Refunding Bonds
                  (Fluor Corporation Project), 5.250%, 12/01/09
   2,975,000   County of New Hanover, North Carolina Hospital        10/03 at 102       Aaa      2,575,458
                  Revenue Bonds (New Hanover Regional Medical
                  Center Project), Series 1993, 4.750%, 10/01/23

   2,000,000   Orange County, General Obligation School Bonds,        2/05 at 102       Aa1      2,037,420
                  Series 1994, 5.500%, 2/01/11

   3,400,000   Orange Water and Sewer Authority (North Carolina),     7/03 at 102        Aa      3,258,900
                  Water and Sewer System Revenue and Revenue
                  Refunding Bonds, Series 1993, 5.200%, 7/01/16

   2,180,000   County of Union, North Carolina, Enterprise Systems    6/06 at 102       Aaa      2,144,335
               Revenue Bonds, Series 1996, 5.500%, 6/01/21

   3,235,000   County of Wake, North Carolina, Hospital System       10/03 at 102       Aaa      3,065,841
                  Revenue Bonds, Series 1993, 5.125%, 10/01/26

   2,750,000   The Wake County Industrial Facilities and Pollution    4/00 at 102         A      2,945,854
                  Control Financing Authority, Pollution Control Revenue
                  Bonds (Carolina Power & Light Company Project),
                  Adjustable Rate Option Bond Series 1983,
                  6.900%, 4/01/09

   6,250,000   Commonwealth of Puerto Rico, Public Improvement    7/06 at 101 1/2         A      5,959,187
                  Bonds of 1996 (General Obligation Bonds),
                  5.400%, 7/01/25

   5,000,000   Puerto Rico Highway and Transportation Authority,  7/06 at 101 1/2         A      4,834,400
                  Highway Revenue Bonds, Series Y of 1996,
                  5.500%, 7/01/26

   2,400,000   Puerto Rico Commonwealth Highway Authority, Highway    7/00 at 100         A      2,414,927
                  Revenue Bonds, Series 1990-Q, 6.000%, 7/01/20
----------------------------------------------------------------------------------------------------------
$128,255,000   Total Investments - (cost $126,583,480) - 97.6%                                 127,800,802
============                                                                                  ------------

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
               Temporary Investments In Short-Term
               Municipal Securities - 0.3%

$    400,000   Raleigh-Durham Airport Authority, Special Facility                      A-1+    $   400,000
============      Refunding Revenue Bonds (American Airlines, Inc.                            ------------
                  Project), Series 1995B, Variable Rate Demand Bonds,
                  4.150%, 11/01/15+

               Other Assets Less Liabilities - 2.1%                                              2,727,835
                                                                                              -----------
               Net Assets - 100%                                                              $130,928,637
               ===========================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Portfolio of Investments
Nuveen Virginia Premium Income Municipal Fund (NPV)
  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  4,250,000   Metropolitan Washington Airports Authority, Airport   10/03 at 102       Aaa    $ 3,965,293
                  System Revenue and Refunding Bonds, Series 1993A,
                  5.250%, 10/01/22

   1,900,000   Metropolitan Washington Airports Authority, Airport   10/02 at 102       Aaa      2,012,746
                  System Revenue Bonds, Series 1992A, 6.625%,
                  10/01/19 (Alternative Minimum Tax)

               City of Virginia Beach Development Authority (Virginia),
                  Hospital Revenue Bonds (Sentara Bayside Hospital),
                  Series 1991:
   2,000,000      6.600%, 11/01/09                                   11/01 at 102        AA      2,134,920
   5,000,000      6.300%, 11/01/21                                   11/01 at 102        AA      5,223,200

     835,000   City of Virginia Beach Development Authority, Multi-   6/03 at 102       AAA        849,412
                  Family Housing Mortgage Revenue Refunding Bonds,
                  1993 Series A (GNMA Collateralized - Pembroke Lake
                  Apartments), 6.200%, 6/20/28

   1,000,000   City of Virginia Beach, Virginia, Water and Sewer      2/04 at 102       Aaa        927,130
                  System Revenue and Refunding Bonds, Series of 1993,
                  5.125%, 2/01/19

   7,035,000   Commonwealth Transportation Board, Commonwealth of     5/04 at 101        Aa      7,390,901
               Virginia, Transportation Revenue Bonds, Series 1995A
                  (Northern Virginia Transportation District Program),
                  6.250%, 5/15/17

   5,500,000   Virginia College Building Authority, Educational      11/04 at 100       Aa2      5,779,235
                  Facilities Revenue Bonds (University of Richmond
                  Project), Series of 1994, 5.550%, 11/01/19
                  (Optional put 11/01/04)

   2,750,000   Virginia College Building Authority, Educational       1/04 at 102        AA      2,763,668
                  Facilities Revenue Bonds (The Washington and
                  Lee University Project), Series of 1994,
                  5.800%, 1/01/24

   1,000,000   Virginia Housing Development Authority, Commonwealth   1/02 at 102       Aa1      1,037,490
                  Mortgage Bonds, 1992 Series B, Subseries B-3,
                  6.750%, 7/01/21 (Alternative Minimum Tax)

   3,240,000   Virginia Housing Development Authority, Commonwealth   1/02 at 102       Aa1      3,288,503
                  Mortgage Bonds, 1992 Series B, Subseries B-5, 6.300%,
                  1/01/27 (Alternative Minimum Tax)

               Virginia Housing Development Authority, Commonwealth
                  Mortgage Bonds, 1992 Series B, Subseries B-6:
   4,000,000      6.200%, 7/01/21 (Alternative Minimum Tax)           1/02 at 102       Aa1      4,036,240
   2,945,000      6.250%, 1/01/27 (Alternative Minimum Tax)           1/02 at 102       Aa1      2,979,604

   5,000,000   Virginia Housing Development Authority, Commonwealth   1/02 at 102       Aa1      5,101,200
                  Mortgage Revenue Bonds, 1992 Series B Subseries B-4,
                  6.550%, 1/01/27 (Alternative Minimum Tax)

   3,955,000   Virginia Resources Authority, Water and Sewer System  10/05 at 102        AA      3,858,696
                  Revenue Bonds, 1995 Series A (Sussex County Project),
                  5.600%, 10/01/25

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  1,500,000   Albemarle County Service Authority Virginia),          8/02 at 102        Aa    $ 1,534,770
                  Water and Sewer System Revenue Refunding Bonds,
                  5.750%, 8/01/11

   1,100,000   Industrial Development Authority of Arlington County,  7/05 at 102         A      1,123,628
                  Virginia, Multi-Family Housing Mortgage Revenue
                  Bonds (Arlington Housing Corporation), 1995 Series,
                  5.700%, 7/01/07

   1,000,000   Capital Region Airport Commission, Richmond            7/01 at 102       Aaa        990,190
                  (Virginia), International Airport Projects,
                  Airport Revenue Bonds, Series 1995A,
                  5.625%, 7/01/25

   5,250,000   Chesapeake Bay Bridge and Tunnel District, General     7/01 at 102       Aaa      5,693,783
                  Resolution Revenue Bonds, Refunding Series 1991,
                  6.375%, 7/01/22 (Pre-refunded to 7/01/01)

               County of Cumberland, Virginia, Certificates of
                  Participation, Series 1997:
   1,075,000      6.200%, 7/15/12                                    No Opt. Call       N/R      1,080,676
   1,350,000      6.375%, 7/15/17                                    No Opt. Call       N/R      1,357,493

   1,500,000   Fairfax County Economic Development Authority          2/99 at 103        A1      1,605,060
                  (Virginia), Resource Recovery Revenue Bonds,
                  Series 1988-A (Ogden Martin Systems of Fairfax,
                  Inc. Project),7.750%, 2/01/11 (Alternative
                  Minimum Tax)

   5,850,000   Industrial Development Authority of Fairfax County,   No Opt. Call        AA      5,321,628
                  Virginia, Hospital Revenue Refunding Bonds (Inova
                  Health System Hospitals Project), Series 1993A,
                  5.000%, 8/15/23

   1,250,000   Industrial Development Authority of Fairfax County,    8/06 at 102        Aa      1,275,950
                  Virginia, Health Care Revenue Bonds (Inova Health
                  System Project), Series 1996A, 6.000%, 8/15/26

     500,000   Fairfax County (Virginia), Redevelopment and Housing   8/03 at 102       Aaa        491,060
                  Authority, Mortgage Revenue Refunding Bonds,
                  Series 1993A (FHA Insured Mortgage Loan - Burke
                  Centre Station), 5.750%, 8/01/25

               Fairfax County (Virginia) Water Authority, Water
                  Refunding Revenue Bonds, Series 1992:
   1,640,000      6.000%, 4/01/22                                     4/07 at 102        Aa      1,698,220
   9,965,000      5.750%, 4/01/29                                     4/02 at 100        Aa     10,020,405

   5,060,000    Halifax County Industrial Development Authority      12/02 at 102        A+      5,364,511
                  (Old Dominion Electric Cooperative),
                  6.350%, 12/01/07 (Alternative Minimum Tax)

   1,500,000   Hampton Roads Sanitation District, Virginia,          10/03 at 102        Aa      1,360,440
                  Wastewater Refunding and Capital Improvement
                  Revenue Bonds, Series 1993, 5.000%, 10/01/23

   5,000,000   Hampton Roads Regional Jail Authority, Regional Jail   7/06 at 102       Aaa      4,892,950
                  Facility Revenue Bonds, Series 1996A,
                  5.500%, 7/01/24

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  4,445,000   Hampton Redevelopment and Housing Authority            7/02 at 104      Baa2    $ 4,772,374
                  Multifamily Housing Revenue Refunding Bonds,
                  Series 1994 (Chase Hampton II Apartments),
                  7.000%, 7/01/24 (Mandatory put 7/01/04)

   4,650,000   Bon Secours Health System Obligated Group Revenue      8/05 at 102       Aaa      4,478,834
                  Bonds, Industrial Development Authority of the
                  County of Hanover (Virginia), Hospital Revenue Bonds,
                  Series 1995 (Bon Secours Health System Projects),
                  5.500%, 8/15/25

   3,250,000   Industrial Development Authority of the City of       12/02 at 102       Aaa      3,011,483
                  Harrisonburg, Virginia, Hospital Revenue Bonds
                  Rockingham Memorial Hospital), Series 1993,
                  5.250%, 12/01/22

   1,500,000   Industrial Development Authority of Henrico,          No Opt. Call       Aaa      1,647,375
                  Virginia, Health Care Revenue Bonds (Bon
                  Secours Health), Series 1996, 6.250%, 8/15/20

   1,000,000   Henrico County, Virginia, Water and Sewer System       5/02 at 100       AA-      1,041,400
                  Refunding Revenue Bonds, Series 1992, 6.250%, 5/01/13

   1,500,000   Henry County Public Service Authority, Water          11/01 at 101       Aaa      1,568,535
                  and Sewer Refunding Revenue Bonds, Series 1991,
                  6.250%, 11/15/19

   3,000,000   Industrial Development Authority of the Town of        1/04 at 102         A      2,915,790
                  Louisa, Virginia, Pollution Control Revenue Bonds
                  (Virginia Electric and Power Company Project), Series 1994,
                  5.450%, 1/01/24

               Industrial Development Authority of the City of
                  Lynchburg, Virginia, Educational Facilities Revenue
                  Bonds (Randolph-Macon Woman's College), Series 1993:
   2,940,000      5.875%, 9/01/13                                     9/03 at 102        A-      2,976,103
   3,000,000      5.875%, 9/01/23                                     9/03 at 102        A-      3,019,170

   2,500,000   Hospital Revenue and Refunding Bonds, Industrial      11/04 at 102        AA      2,665,650
                  Development Authority of the City of Norfolk, Hospital
                  Revenue and Refunding Bonds (Sentara Hospitals -
                  Norfolk), Series 1994A, 6.500%, 11/01/13

               City of Norfolk, Virginia, Water Revenue Bonds,
                  Series 1995:
   6,200,000      5.875%, 11/01/20                                   11/05 at 102       Aaa      6,296,224
   2,500,000      5.900%, 11/01/25                                   11/05 at 102       Aaa      2,545,625

   2,500,000   City of Portsmouth, Virginia, General Obligation       8/03 at 102      AA -      2,463,575
                  Bonds, Public Utility Refunding Bonds, Series 1993,
                  5.500%, 8/01/19

   3,000,000   Prince William County Park Authority                  10/04 at 102        A-      3,242,610
                  (Virginia), Revenue Bonds, Series 1994,
                  6.875%, 10/15/16

   1,740,000   Prince William County Service Authority                7/03 at 102       Aaa      1,580,355
                  (Virginia), Water and Sewer System Refunding
                  Revenue Bonds, Series 1993, 5.000%, 7/01/21

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
$  1,700,000   City of Richmond, Virginia, General Obligation Public  7/03 at 102        AA    $ 1,652,838
                  Improvement Bonds, Series 1993B, 5.500%, 7/15/23

     125,000   Richmond Metropolitan Authority (Virginia), Expressway 7/02 at 100       Aaa        125,513
                  Revenue and Refunding Bonds, Series 1992-A,
                  5.750%, 7/15/22

   3,800,000   County of Roanoke, Virginia, General Obligation Public 6/03 at 100        Aa      3,484,600
                  Improvement and Refunding Bonds, Series 1993,
                  5.000%, 6/01/21

  10,300,000   Valley Resource Authority of the City of Roanoke,      9/02 at 102        A+     10,283,417
                  Virginia, Solid Waste System Revenue Bonds,
                  Series 1992, 5.750%, 9/01/12

   3,000,000   Industrial Development Authority of the City of        7/03 at 102       Aaa      2,679,630
                  Roanoke, Virginia, Hospital Revenue Refunding Bonds
                  (Roanoke Memorial Hospitals, Community Hospital of Roanoke
                  Valley, Franklin Memorial Hospital and Saint Albans
                  Psychiatric Hospital Project), Series 1993A,
                  5.000%, 7/01/24

               Southeastern Public Service Authority of Virginia,
                  Senior Revenue Bonds, Series 1993 (Regional Solid
                  Waste System):
     500,000      5.875%, 7/01/08 (Alternative Minimum Tax)           7/03 at 102        A-        507,030
   6,150,000      6.000%, 7/01/17 (Alternative Minimum Tax)           7/03 at 102        A-      6,146,064

   2,355,000   Suffolk Redevelopment and Housing Authority, Mortgage  1/01 at 100       Aaa      2,373,840
                  Revenue Refunding Bonds, Series 1993 (FHA Insured
                  Mortgage Loan - Wilson Pines Apartments Section 8
                  Assisted Project), 6.125%, 1/01/23

   2,595,000   Upper Occoquan Sewage Authority (Virginia), Regional   1/04 at 102       Aaa      2,353,769
                  Sewerage System Revenue Refunding Bonds, Series
                  of 1993, 5.000%, 7/01/21

   2,000,000   City of Winchester, Virginia, General Obligation       1/04 at 102        Aa      2,001,900
                  Public Improvement and Refunding Bonds,
                  Series of 1994, 5.500%, 1/15/14

   5,700,000   Commonwealth of Puerto Rico, Public Improvement    7/06 at 101 1/2         A      5,434,779
                  Bonds of 1996 (General Obligation Bonds),
                  5.400%, 7/01/25

   3,500,000   Puerto Rico Highway and Transportation Authority,  7/02 at 101 1/2       AAA      3,855,915
                  Highway Revenue Bonds (Series T), 6.500%, 7/01/22
                  (Pre-refunded to 7/01/02)
----------------------------------------------------------------------------------------------------------
$179,400,000   Total Investments - (cost $175,643,524) - 98.5%                                 180,283,400
============                                                                                 -------------

  Principal                                                         Optional Call                   Market
      Amount   Description                                            Provisions*   Ratings**        Value
               Temporary Investments In Short-Term
               Municipal Securities - 0.2%

$    400,000   Peninsula Ports Authority of Virginia Refunding Bonds                    P-1   $    400,000
============     (Dominion Terminal Associates Project - Series 1987C),                       ------------
                  Variable Rate Demand Bonds, 3.950%, 7/01/16+

               Other Assets Less Liabilities - 1.3%                                              2,413,293
                                                                                              ------------
               Net Assets - 100%                                                              $183,096,693
               ===========================================================================================

* Optional Call Provisions (not covered by the report of independent auditors): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.

N/R - Investment is not rated.

+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

Statement of Net Assets
May 31, 1997
                                                            Georgia           Maryland     North Carolina
                                                     Premium Income     Premium Income     Premium Income
---------------------------------------------------------------------------------------------------------
Assets
 Investments in municipal securities,
   at market value (note 1)                             $77,172,900       $216,617,945       $127,800,802
 Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                    200,000            500,000            400,000
 Cash                                                            --             96,354            600,384
 Receivables:
   Interest                                               1,709,281          4,313,832          2,650,962
   Investments sold                                              --          5,408,054             45,883
Other assets                                                  5,658             20,172             13,295
---------------------------------------------------------------------------------------------------------
      Total assets                                       79,087,839        226,956,357        131,511,326
---------------------------------------------------------------------------------------------------------
Liabilities
 Cash overdraft                                              33,967                 --                 --
 Payable for investments purchased                               --          4,564,745                 --
 Accrued expenses:
   Management fees (note 6)                                  43,228            120,660             71,764
   Other                                                     66,334            113,761             90,071
 Preferred share dividends payable                            5,941             16,605              9,611
Common share dividends payable                              241,473            662,371            411,243
---------------------------------------------------------------------------------------------------------
      Total liabilities                                     390,943          5,478,142            582,689
---------------------------------------------------------------------------------------------------------
Net assets (note 7)                                     $78,696,896       $221,478,215       $130,928,637
=========================================================================================================
Preferred shares, at liquidation value                  $27,800,000       $ 79,100,000       $ 46,800,000
=========================================================================================================
Preferred shares outstanding                                  1,112              3,164              1,872
=========================================================================================================
Common shares outstanding                                 3,714,970         10,349,546          6,230,957
=========================================================================================================
Net asset value per Common share outstanding (net
   assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)            $  13.70           $  13.76           $  13.50
=========================================================================================================

See accompanying notes to financial statements.

Statement of Net Assets
May 31, 1997
                                                           Virginia
                                                     Premium Income
-------------------------------------------------------------------
Assets
 Investments in municipal securities,
   at market value (note 1)                           $180,283,400
 Temporary investments in short-term municipal
   securities, at amortized cost, which approximates
   market value (note 1)                                   400,000
 Cash                                                      186,251
 Receivables:
   Interest                                              3,031,263
   Investments sold                                             --
Other assets                                                13,804
------------------------------------------------------------------
      Total assets                                     183,914,718
------------------------------------------------------------------
Liabilities
 Cash overdraft                                                 --
 Payable for investments purchased                              --
 Accrued expenses:
   Management fees (note 6)                                 99,904
   Other                                                   120,069
 Preferred share dividends payable                          15,988
Common share dividends payable                             582,064
------------------------------------------------------------------
      Total liabilities                                    818,025
------------------------------------------------------------------
Net assets (note 7)                                   $183,096,693
==================================================================
Preferred shares, at liquidation value                $ 63,800,000
==================================================================
Preferred shares outstanding                                 2,552
==================================================================
Common shares outstanding                                8,497,278
==================================================================
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)            $ 14.04
==================================================================

See accompanying notes to financial statements.

Statement of Operations
Year Ended May 31, 1997
                                                            Georgia           Maryland     North Carolina
                                                     Premium Income     Premium Income     Premium Income
---------------------------------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                      $4,447,612        $12,236,612        $ 7,485,319
---------------------------------------------------------------------------------------------------------
Expenses:
   Management fees (note 6)                                 504,705          1,415,544            838,964
   Preferred shares - auction fees                           69,501            197,751            117,001
   Preferred shares - dividend disbursing agent fees         12,038             22,408             12,038
   Shareholders' servicing agent fees and expenses            8,174             33,906             17,058
   Custodian's fees and expenses                             35,629             48,948             40,193
   Trustees' fees and expenses (note 6)                       1,233              2,642              1,740
   Professional fees                                         17,263             17,892             17,483
   Shareholders' reports - printing and mailing expenses     28,708             70,848             40,223
   Stock exchange listing fees                                3,255             18,822             16,184
   Investor relations expense                                 5,845             16,585              9,548
   Other expenses                                            13,193             15,410             14,543
---------------------------------------------------------------------------------------------------------
      Total expenses                                        699,544          1,860,756          1,124,975
---------------------------------------------------------------------------------------------------------
Net investment income                                     3,748,068         10,375,856          6,360,344
---------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss)from investment transactions
   (notes 1 and 4)                                         (252,801)          (222,999)           400,003
Net change in unrealized appreciation or depreciation
   of investments                                         2,814,265          5,782,311          4,073,182
---------------------------------------------------------------------------------------------------------
Net gain from investments                                 2,561,464          5,559,312          4,473,185
---------------------------------------------------------------------------------------------------------
Net increase in net assets from operations               $6,309,532        $15,935,168        $10,833,529
=========================================================================================================

Statement of Operations
Year Ended May 31, 1997
                                                                      Virginia
                                                                Premium Income
------------------------------------------------------------------------------
Investment Income
Tax-exempt interest income (note 1)                                $10,498,170
Expenses:
   Management fees (note 6)                                          1,167,585
   Preferred shares - auction fees                                     159,500
   Preferred shares - dividend disbursing agent fees                    23,241
   Shareholders' servicing agent fees and expenses                      31,826
   Custodian's fees and expenses                                        46,067
   Trustees' fees and expenses (note 6)                                  2,252
   Professional fees                                                    16,272
   Shareholders' reports - printing and mailing expenses                57,712
   Stock exchange listing fees                                          16,298
   Investor relations expense                                           16,423
   Other expenses                                                       17,364
------------------------------------------------------------------------------
      Total expenses                                                 1,554,540
------------------------------------------------------------------------------
Net investment income                                                8,943,630
------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) from Investments
Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                    (125,901)
Net change in unrealized appreciation or depreciation
   of investments                                                    5,962,001
------------------------------------------------------------------------------
Net gain from investments                                            5,836,100
------------------------------------------------------------------------------
Net increase in net assets from operations                         $14,779,730
==============================================================================

Statement of Changes in Net Assets
                                                                     Georgia Premium Income           Maryland Premium Income
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended       Year ended       Year ended       Year ended
                                                                     5/31/97          5/31/96          5/31/97          5/31/96
-------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                         $   3,748,068    $   3,723,256    $  10,375,856    $  10,232,761
 Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                  (252,801)        (384,227)        (222,999)        (647,854)
Net change in unrealized appreciation or depreciation
   of investments                                                  2,814,265       (1,053,418)       5,782,311         (870,418)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                         6,309,532        2,285,611       15,935,168        8,714,489
-------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                            (2,849,902)      (2,696,829)      (7,813,819)      (7,628,394)
   Preferred shareholders                                           (863,423)        (896,753)      (2,462,066)      (2,643,435)
-------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (3,713,325)      (3,593,582)     (10,275,885)     (10,271,829)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                  74,474             --            128,815           85,329
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions            74,474             --            128,815           85,329
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                              2,670,681       (1,307,971)       5,788,098       (1,472,011)
Net assets at beginning of year                                   76,026,215       77,334,186      215,690,117      217,162,128
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                      $  78,696,896    $  76,026,215    $ 221,478,215    $ 215,690,117
===============================================================================================================================
Balance of undistributed net investment income at end of year  $     250,039    $     215,296    $     500,088    $     400,117
===============================================================================================================================

Statement of Changes in Net Assets
-------------------------------------------------------------------------------------------------------------------------------
                                                                  North Carolina Premium Income       Virginia Premium Income
-------------------------------------------------------------------------------------------------------------------------------
                                                                  Year ended       Year ended       Year ended       Year ended
                                                                     5/31/97          5/31/96          5/31/97          5/31/96
-------------------------------------------------------------------------------------------------------------------------------
Operations
 Net investment income                                         $   6,360,344    $   6,102,950    $   8,943,630    $   8,798,905
 Net realized gain (loss) from investment transactions
   (notes 1 and 4)                                                   400,003         (774,668)        (125,901)        (196,020)
Net change in unrealized appreciation or depreciation
   of investments                                                  4,073,182       (2,009,109)       5,962,001       (2,074,130)
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from operations                        10,833,529        3,319,173       14,779,730        6,528,755
-------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
   Common shareholders                                            (4,798,983)      (4,353,544)      (6,884,682)      (6,614,465)
   Preferred shareholders                                         (1,461,339)      (1,584,092)      (2,048,258)      (2,137,996)
-------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from distributions to shareholders         (6,260,322)      (5,937,636)      (8,932,940)      (8,752,461)
-------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (note 2)
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions                 159,211             --            600,991          478,269
-------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from capital share transactions           159,211             --            600,991          478,269
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                              4,732,418       (2,618,463)       6,447,781       (1,745,437)

Net assets at beginning of year                                  126,196,219      128,814,682      176,648,912      178,394,349
-------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                       $130,928,637    $126,196,219      $183,096,693    $ 176,648,912
===============================================================================================================================
Balance of undistributed net investment income at end of year   $    389,795    $    289,773      $    452,186    $     441,496
===============================================================================================================================

Notes to Financial Statements

1. General Information and Significant Accounting Policies
At May 31, 1997, the state Funds (the "Funds") covered in this report and their corresponding stock exchange symbols are Nuveen Georgia Premium Income Municipal Fund (NPG), Nuveen Maryland Premium Income Municipal Fund (NMY), Nuveen North Carolina Premium Income Municipal Fund (NNC) and Nuveen Virginia Premium Income Municipal Fund (NPV). NMY, NNC and NPV are traded on the New York Stock Exchange while NPG is traded on the American Stock Exchange.

Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within a single state. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their when-issued and delayed delivery purchase commitments. At May 31, 1997, NMY had such outstanding purchase commitments of $4,564,745. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended May 31, 1997, have been designated Exempt Interest Dividends. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and Distributions to Shareholders
Tax-exempt net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts on the first business day after month-end. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares
The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, were as follows:

                                            Georgia                   Maryland
                                     Premium Income             Premium Income
------------------------------------------------------------------------------
Number of Shares:
   Series T                                      --                         --
   Series W                                      --                      1,404
   Series Th                                  1,112                      1,760
------------------------------------------------------------------------------
Total                                         1,112                      3,164
==============================================================================
                                     North Carolina                   Virginia
                                     Premium Income             Premium Income
------------------------------------------------------------------------------
Number of Shares:
   Series T                                      --                        832
   Series W                                      --                         --
   Series Th                                  1,872                      1,720
------------------------------------------------------------------------------
Total                                         1,872                      2,552
==============================================================================

Derivative Financial Instruments
The Funds may invest in transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended May 31, 1997.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

2. Fund Shares

Transactions in Common shares were as follow follows:
                                                      Georgia Premium Income      Maryland Premium Income
---------------------------------------------------------------------------------------------------------
                                                     Year ended    Year ended     Year ended   Year ended
                                                        5/31/97       5/31/96        5/31/97      5/31/96
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment
   of distributions                                       5,440            --          9,331        4,866
=========================================================================================================
                                                   North Carolina Premium Income  Virginia Premium Income
---------------------------------------------------------------------------------------------------------
                                                     Year ended    Year ended     Year ended   Year ended
                                                        5/31/97       5/31/96        5/31/97      5/31/96
---------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to reinvestment
   of distributions                                      11,613            --         42,523       33,946
=========================================================================================================

3. Distributions to Common Shareholders
On June 2, 1997, the Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid July 1, 1997, to shareholders of record on June 15, 1997, as follows:

                                                       Georgia Premium Income     Maryland Premium Income
---------------------------------------------------------------------------------------------------------
Dividend per share                                                     $.0650                      $.0640
=========================================================================================================
                                                North Carolina Premium Income     Virginia Premium Income
---------------------------------------------------------------------------------------------------------
Dividend per share                                                     $.0660                      $.0685
=========================================================================================================

4. Securities Transactions
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended May 31, 1997, were as follows:

                                                        Georgia Premium Income    Maryland Premium Income
---------------------------------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                                $23,986,038                $13,145,280
Temporary municipal investments                                      6,800,000                 10,840,000
SALES AND MATURITIES
Investments in municipal securities                                 23,104,828                 13,425,436
Temporary municipal investments                                      7,200,000                 10,740,000
=========================================================================================================
                                                 North Carolina Premium Income    Virginia Premium Income
---------------------------------------------------------------------------------------------------------
PURCHASES
Investments in municipal securities                                $24,577,122                $34,720,863
Temporary municipal investments                                      4,500,000                  6,900,000
SALES AND MATURITIES
Investments in municipal securities                                 27,620,612                 28,354,188
Temporary municipal investments                                      6,000,000                 11,300,000
=========================================================================================================

At May 31, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At May 31, 1997, the Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                                        Georgia Premium Income    Maryland Premium Income
---------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                             $    --                    $3,164,401
   2003                                                              1,288,994                  1,019,929
   2004                                                              1,842,885                  2,660,424
   2005                                                                340,685                    454,351
---------------------------------------------------------------------------------------------------------
   Total                                                            $3,472,564                 $7,299,105
=========================================================================================================
                                                 North Carolina Premium Income    Virginia Premium Income
---------------------------------------------------------------------------------------------------------
Expiration year:
   2002                                                             $   10,562                 $1,946,517
   2003                                                              2,478,557                  1,577,464
   2004                                                              1,137,399                  1,579,895
   2005                                                                131,993                    140,749
---------------------------------------------------------------------------------------------------------
   Total                                                            $3,758,511                 $5,244,625
=========================================================================================================

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 1997, were as follows:

                                                         Georgia Premium Income   Maryland Premium Income
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                     $2,958,525                 $5,296,850
   depreciation                                                       (100,743)                  (385,387)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                         $2,857,782                 $4,911,463
=========================================================================================================
                                                  North Carolina Premium Income    Virginia Premium Income
---------------------------------------------------------------------------------------------------------
Gross unrealized:
   appreciation                                                     $2,059,870                 $5,391,562
   depreciation                                                       (842,548)                  (751,686)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                         $1,217,322                 $4,639,876
=========================================================================================================

6. Management Fee and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp. ("the Adviser"), a wholly owned subsidiary of The John Nuveen Company, each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:

Average daily net asset                                                                    Management fee
---------------------------------------------------------------------------------------------------------
For the first $125 million                                                                  .6500 of 1%
For the next $125 million                                                                   .6375 of 1
For the next $250 million                                                                   .6250 of 1
For the next $500 million                                                                   .6125 of 1
For the next $1 billion                                                                     .6000 of 1
For net assets over $2 billion                                                              .5875 of 1
---------------------------------------------------------------------------------------------------------

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets

At May 31, 1997, net assets consisted of:

                                                         Georgia Premium Income   Maryland Premium Income
---------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                             $27,800,000              $ 79,100,000
Common shares, $.01 par value per share                                  37,150                   103,495
Paid-in surplus                                                      51,309,908               144,324,524
Balance of undistributed net investment income                          250,039                   500,088
Accumulated net realized gain (loss) from investment transactions   (3,557,983)                (7,461,355)
Net unrealized appreciation of investments                            2,857,782                 4,911,463
---------------------------------------------------------------------------------------------------------
Net assets                                                          $78,696,896              $221,478,215
=========================================================================================================
Authorized shares:
   Common                                                             Unlimited                 Unlimited
   Preferred                                                          Unlimited                 Unlimited
=========================================================================================================
                                                  North Carolina Premium Income   Virginia Premium Income
---------------------------------------------------------------------------------------------------------
Preferred shares, $25,000 stated value per share,
   at liquidation value                                            $ 46,800,000              $ 63,800,000
Common shares, $.01 par value per share                                  62,310                    84,973
Paid-in surplus                                                      86,217,722               119,450,481
Balance of undistributed net investment income                          389,795                   452,186
Accumulated net realized gain (loss) from investment transactions   (3,758,511)                (5,330,823)
Net unrealized appreciation of investments                            1,217,322                 4,639,876
---------------------------------------------------------------------------------------------------------
Net assets                                                         $130,928,637              $183,096,693
=========================================================================================================
Authorized shares:
   Common                                                             Unlimited                 Unlimited
   Preferred                                                          Unlimited                 Unlimited
=========================================================================================================

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At May 31, 1997, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:

                                                       Georgia Premium Income    Maryland Premium Income
--------------------------------------------------------------------------------------------------------
Revenue Bonds:
   Health Care Facilities                                                  13%                        13%
   Housing Facilities                                                      17                         20
   Water / Sewer Facilities                                                11                          1
   Lease Rental Facilities                                                 --                          5
   Electric Utilities                                                       5                          1
   Pollution Control Facilities                                            10                          9
   Educational Facilities                                                   8                          8
   Transportation                                                           4                          8
   Other                                                                    4                         16
General Obligation Bonds                                                   20                         17
Escrowed Bonds                                                              8                          2
---------------------------------------------------------------------------------------------------------
                                                                          100%                       100%
=========================================================================================================
                                                North Carolina Premium Income    Virginia Premium Income
---------------------------------------------------------------------------------------------------------
Revenue Bonds:
   Health Care Facilities                                                  21%                        16%
   Housing Facilities                                                      13                         15
   Water / Sewer Facilities                                                 8                         19
   Lease Rental Facilities                                                 12                          3
   Electric Utilities                                                      11                         --
   Pollution Control Facilities                                             8                          5
   Educational Facilities                                                   7                          8
   Transportation                                                          --                          4
   Other                                                                    6                         14
General Obligation Bonds                                                    8                         11
Escrowed Bonds                                                              6                          5
---------------------------------------------------------------------------------------------------------
                                                                          100%                       100%
=========================================================================================================

Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (55% for NPG, 44% for NMY, 33% for NNC and 29% for NPV). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

Financial Highlights
Selected data for a common share outstanding throughout each period is as follows:

                                                                                Dividends from tax-exempt
                                            Operating performance                 net investment income
                          Net asset                        Net realized
                          value         Net                and unrealized
                          beginning     investment         gain (loss)       To Common         To Preferred
                          of period     income             from investments  Shareholders      Shareholders+
GEORGIA
PREMIUM INCOME
Year ended 5/31:
         1997             $13.000       $1.010             $  .691          $(.768)           $(.233)
         1996              13.350        1.004               (.385)          (.727)            (.242)
         1995              12.260         .977               1.088           (.728)            (.247)
         1994              13.960         .775              (1.568)          (.620)            (.135)
5/20/93 to 5/31/93         14.050         .001                --               --                --
MARYLAND
PREMIUM INCOME
Year ended 5/31:
         1997              13.210        1.003               .541            (.756)            (.238)
         1996              13.360         .990              (.146)           (.738)            (.256)
         1995              12.670         .992               .696            (.738)            (.260)
         1994              14.130         .890             (1.298)           (.750)            (.160)
3/18/93 to 5/31/93         14.050         .069               .073              --                --
NORTH CAROLINA
PREMIUM INCOME
Year ended 5/31:
         1997              12.770         1.022              .714            (.771)            (.235)
         1996              13.190          .982             (.447)           (.700)            (.255)
         1995              12.340          .966              .849            (.725)            (.240)
         1994              14.000          .752            (1.535)           (.600)            (.135)
5/20/93 to 5/31/93         14.050          .002              .015              --                --
VIRGINIA
PREMIUM INCOME
Year ended 5/31:
         1997              13.350         1.055              .690            (.813)            (.242)
         1996              13.610         1.042             (.265)           (.784)            (.253)
         1995              12.790         1.037              .844            (.800)            (.261)
         1994              14.180          .942            (1.255)           (.790)            (.148)
3/18/93 to 5/31/93         14.050          .068              .125              --                --
                           Distributions from
                           capital gains
                                                          Organization and
                                                          offering costs and                Per common
                                                          Preferred share    Net asset      share
                           To Common      To Preferred    underwriting       value          market value
                           Shareholders   Shareholders+    discounts         end of period  end of period
GEORGIA
PREMIUM INCOME
Year ended 5/31:
         1997              $  --          $  --           $  --              $13.700        $13.875
         1996                 --             --              --               13.000         12.250
         1995                 --             --              --               13.350         11.500
         1994                 --             --            (.152)             12.260         12.625
5/20/93 to 5/31/93            --             --            (.091)             13.960         15.000
MARYLAND
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --               13.760         13.625
         1996                 --             --              --               13.210         12.750
         1995                 --             --              --               13.360         12.250
         1994                 --             --            (.142)             12.670         12.500
3/18/93 to 5/31/93            --             --            (.062)             14.130         15.250
NORTH CAROLINA
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --               13.500         14.625
         1996                 --             --              --               12.770         12.625
         1995                 --             --              --               13.190         12.125
         1994                 --             --            (.142)             12.340         12.500
5/20/93 to 5/31/93            --             --            (.067)             14.000         15.125
VIRGINIA
PREMIUM INCOME
Year ended 5/31:
         1997                 --             --              --               14.040         14.500
         1996                 --             --              --               13.350         13.500
         1995                 --             --              --               13.610         12.875
         1994                 --             --            (.139)             12.790         13.125
3/18/93 to 5/31/93            --             --            (.063)             14.180         15.125
                                                                           Ratios/Supplemental data
                                                                                            Ratio of net
                           Total                                            Ratio of         investment
                           investment     Total return   Net assets         expenses to      income to        Portfolio
                           return on      on net        end of period       average          average          turnover
                           market value** asset value** (in thousands)      net assets++     net assets++     rate
GEORGIA
PREMIUM INCOME
Year ended 5/31:
         1997              19.95%         11.53%        $ 78,697              .90%            4.83%           30%
         1996              12.88           2.81           76,026              .91             4.82            14
         1995              (3.00)         15.78           77,334              .95             5.01            35
         1994             (12.09)         (8.05)          73,042              .97             3.97            31
5/20/93 to 5/31/93          --             (.64)          49,219             1.61*             .50*           --
MARYLAND
PREMIUM INCOME
Year ended 5/31:
         1997              13.07         10.08          221,478             .85              4.72              6
         1996              10.22          4.41          215,690             .87              4.68             18
         1995               4.36         12.07          217,162             .97              4.92             25
         1994             (13.62)        (5.39)         117,506             .92              4.30             19
3/18/93 to 5/31/93          1.67           .57           81,724             .86*             2.74*            --
NORTH CAROLINA
PREMIUM INCOME
Year ended 5/31:
         1997              22.60         12.01          130,929             .87              4.92             19
         1996              10.13          2.11          126,196             .88              4.75             39
         1995               3.04         13.64          128,815             .89              4.96             32
         1994             (13.81)        (7.79)         123,181             .93              3.85             19
5/20/93 to 5/31/93           .83          (.36)          82,449            1.28*             1.41*            --
VIRGINIA
PREMIUM INCOME
Year ended 5/31:
         1997              13.81         11.49          183,097             .86              4.95             16
         1996              11.04          3.86          176,649             .87              4.92             27
         1995               4.66         13.58          178,394             .98              5.13             45
         1994              (8.35)        (4.58)         116,904             .93              4.56             28
3/18/93 to 5/31/93           .83           .93           81,227             .90*             2.70*            --

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
+ The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Independent Auditor's Report

The Boards of Trustees and Shareholders
Nuveen Georgia Premium Income Municipal Fund
Nuveen Maryland Premium Income Municipal Fund
Nuveen North Carolina Premium Income Municipal Fund
Nuveen Virginia Premium Income Municipal Fund


We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Georgia Premium Income Municipal Fund, Nuveen Maryland Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund and Nuveen Virginia Premium Income Municipal Fund as of May 31, 1997, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of May 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Nuveen Georgia Premium Income Municipal Fund, Nuveen Maryland Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund and Nuveen Virginia Premium Income Municipal Fund at May 31, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.


Ernst & Young LLP

Chicago, Illinois
July 14, 1997

Shareholder Information

Nuveen Family of Mutual Funds
Nuveen offers a variety of funds designed to help you reach your financial goals.

Growth and Income Funds
Growth and Income Stock Fund
Balanced Stock and Bond Fund
Balanced Municipal and Stock Fund

Municipal Bond Funds

National Funds(1)
Long-Term
Insured
Intermediate

State Funds
Alabama                   Michigan
Arizona                   Missouri
California(2)             New Jersey(3)
Colorado                  New Mexico
Connecticut               New York(2)
Florida(3)                North Carolina
Georgia                   Ohio
Kansas                    Pennsylvania
Kentucky(4)               South Carolina
Louisiana                 Tennessee
Maryland                  Virginia
Massachusetts(2)          Wisconsin

1. Long-term, insured long-term, intermediate-term and limited-term portfolios.
2. Long-term and insured long-term portfolios.
3. Long-term and intermediate-term portfolios.
4. Long-term and limited-term portfolios.


To purchase additional shares of your Nuveen Municipal Bond Fund, contact your financial adviser. If you would like to add to your current investment on a monthly or semi-annual basis, you can sign up for Nuveen's systematic investing program, which allows you to invest a fixed dollar amount every month automatically.

You can also invest automatically through dividend reinvestment. By reinvesting your fund's dividends back into the fund, you gain the added growth potential of long-term compounding.

For more information on any of these service options call your adviser, or Nuveen at (800) 621-7227.

Fund Information

Board of Directors
Lawrence H. Brown

Anthony T. Dean

Anne E. Impellizzeri

Peter R. Sawers

Timothy R. Schwertfeger

Judith M. Stockdale


Fund Manager
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606


Custodian
The Chase Manhattan Bank
4 New York Plaza
New York, NY 10004


Legal Counsel
Fried, Frank, Harris
Shriver & Jacobson
Washington, D.C.


Independent Auditors
Ernst &Young LLP
Chicago, IL

"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

(continued from inside front cover)

before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can also reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial adviser or call us toll-free at (800) 257-8787.

Serving Investors for Generations

Photographic image of John Nuveen, Sr.

Since our founding in 1898, John Nuveen &Co. has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

A value investing approach - purchasing securities of strong companies and communities that represent good long-term value - is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized research departments in the industry.

To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products, including many that generate tax-free income.

To find out more about how Nuveen investment products and services can help you preserve your financial security, talk with your financial adviser, or call us at (800) 621-7227 for more information, including a prospectus where applicable. Please read that information carefully before you invest.


Nuveen

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, IL 60606-1286
(800) 621-7227
www.nuveen.com


FAN-2 5-97